Retirement Benefit Plans (Details 2) (USD $) In Millions	12 Months Ended
	Apr. 29, 2011	Apr. 30, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 213	$ 205
Total realized losses and other-than temporary impairment losses included in earnings	(6)	(9)
Total unrealized losses included in other comprehensive income	27	58
Purchases, issuances and settlements	(43)	(41)
Ending Balance	191	213
United States Pension Plans of US Entity, Defined Benefit [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	601	528
Total realized losses and other-than temporary impairment losses included in earnings	5	(14)
Total unrealized losses included in other comprehensive income	78	126
Purchases, issuances and settlements	1	(39)
Net transfers in (out) of Level 3
Ending Balance	685	601
United States Pension Plans of US Entity, Defined Benefit [Member]
Other Changes in Plan Assets and PBO recognized in OCI Disclosure [Line Items]
Net actuarial loss	45
Prior service cost	8
Amortization of prior service costs	2
Amortization of net actuarial loss	(34)
Effect of exchange rates
Total recognized in other comprehensive income	21
Total recognized in net periodic pension cost and other comprehensive income	124
Foreign Pension Plans, Defined Benefit [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	7	5
Purchases, issuances and settlements	8	2
Ending Balance	16	7
Foreign Pension Plans, Defined Benefit [Member]
Other Changes in Plan Assets and PBO recognized in OCI Disclosure [Line Items]
Net actuarial loss	(29)
Prior service cost	2
Amortization of prior service costs
Amortization of net actuarial loss	(5)
Effect of exchange rates	17
Total recognized in other comprehensive income	(15)
Total recognized in net periodic pension cost and other comprehensive income	29
Other Postretirement Benefit Plans, Defined Benefit [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	89	69
Total realized losses and other-than temporary impairment losses included in earnings	1	(2)
Total unrealized losses included in other comprehensive income	12	19
Purchases, issuances and settlements		3
Net transfers in (out) of Level 3
Ending Balance	102	89
Other Postretirement Benefit Plans, Defined Benefit [Member]
Other Changes in Plan Assets and PBO recognized in OCI Disclosure [Line Items]
Net actuarial loss	(8)
Prior service cost	(4)
Amortization of prior service costs
Amortization of net actuarial loss	(5)
Effect of exchange rates
Total recognized in other comprehensive income	(17)
Total recognized in net periodic pension cost and other comprehensive income	11
Fair Value Inputs Total [Member]
Non-US Fair Value Disclosure [Line Items]
Registered investment companies	590	413
Insurance contracts	9	7
Partnership units	7
Total	606	420
Fair Value Inputs Total [Member]
Post Retirement Fair Value Disclosure [Line Items]
Short-term investments	28	6
U.S. government and agency securities	17	4
Corporate debt securities	12	4
Medtronic, Inc. common stock		7
Other common stock	30	29
Fixed income mutual funds	8	25
Partnership units	66	89
Total	207	164
Other items to reconcile to fair value of plan	(9)	(6)
Net	198	158
Fair Value Inputs Total [Member]
US Fair Value Disclosure [Line Items]
Short-term investments	186	39
U.S. government and agency securities	118	29
Corporate debt securities	82	24
Medtronic, Inc. common stock		49
Other common stock	201	195
Fixed income mutual funds	53	167
Partnership units	443	601
Total	1,392	1,104
Level 1 [Member]
Non-US Fair Value Disclosure [Line Items]
Registered investment companies		413
Total		413
Level 1 [Member]
Post Retirement Fair Value Disclosure [Line Items]
Short-term investments	28	6
U.S. government and agency securities	11	2
Medtronic, Inc. common stock		7
Other common stock	30	29
Fixed income mutual funds		25
Total	69	69
Level 1 [Member]
US Fair Value Disclosure [Line Items]
Short-term investments	186	39
U.S. government and agency securities	74	15
Medtronic, Inc. common stock		49
Other common stock	201	195
Fixed income mutual funds		167
Total	461	465
Level 2 [Member]
Post Retirement Fair Value Disclosure [Line Items]
U.S. government and agency securities	6	2
Corporate debt securities	12	4
Fixed income mutual funds	8
Total	36	6
Level 2 [Member]
US Fair Value Disclosure [Line Items]
U.S. government and agency securities	44	14
Corporate debt securities	82	24
Fixed income mutual funds	53
Total	246	38
Level 3 [Member]
Non-US Fair Value Disclosure [Line Items]
Registered investment companies
Insurance contracts	9	7
Partnership units	7
Total	16	7
Level 3 [Member]
Post Retirement Fair Value Disclosure [Line Items]
Partnership units	66	89
Total	102	89
Level 3 [Member]
US Fair Value Disclosure [Line Items]
Partnership units	443	601
Total	$ 685	$ 601